Other Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash transactions:
Interest expense paid			$ 6,254	$ 6,589	$ 13,329	$ 13,534	$ 13,654
Noncash transactions:
Transfers of assets to other real estate owned			2,678	288
Loans to facilitate the sale of other real estate owned			113	20	3,473	661	0
Adriatica real estate notes financed					0	12,188	0
Writeoff of debt origination costs related to warrants	223		223	0
Stock warrants issued for guarantee of other borrowings					0	475	0
Common stock issued for noncompete agreement					115	0	0
Acquisitions: Noncash liabilities
Certificates of deposit held in other banks					17,078	0	0
Securities available for sale					10,314	0	9,937
Restricted stock					1,417	0	204
Loans					180,448	0	67,505
Premises and equipment					5,717	0	14,541
Other real estate owned					1,573	0	4,553
Goodwill					17,746	0	0
Core deposit intangible					1,362	0	1,748
Other assets					1,669	0	564
Total assets					237,324	0	99,052
Acquisitions: Noncash liabilities
Deposits					216,444	0	120,431
FHLB advances					12,500	0	0
Other borrowings					0	0	3,635
Junior subordinated debt					3,609	0	0
Other liabilities					700	0	949
Total liabilities					233,253	0	125,015
Cash and cash equivalents acquired from acquisitions			0	19,993	46,230	0	37,819
Contingent consideration recorded					0	0	1,752
Cash paid to shareholders of acquired banks					46,600	0	101
Fair value of common stock issued to shareholders of acquired bank					3,701	0	3,311
Branch Sale: Noncash assets
Loans					807	0	0
Premises and equipment					280	0	0
Goodwill		254			254	0	0
Core deposit intangible		(119)			119	0	0
Other assets					13	0	0
Total assets		1,233			1,473	0	0
Branch Sale: Noncash liabilities
Deposits					20,068	0	0
Other liabilities					6	0	0
Total liabilities		20,074			20,074	0	0
Cash and cash equivalents transferred in branch sale					133	0	0
Deposit premium received		414			414	0	0
Cash paid to buyer, net of deposit premium					18,430	0	0
Loans
Noncash transactions:
Transfers of assets to other real estate owned					885	5,723	13,410
Bank Premises
Noncash transactions:
Transfer of assets to other real estate					$ 379	$ 0	$ 0